Earnings per share - Narrative (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Stock options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented	46,831	87,867	33,744	87,867